Supplement dated June 30, 2009

ING Mutual Funds

ING Diversified International Fund

Class A, Class B and Class C Prospectus, Class I and Class W Prospectus,

Class O Prospectus and Class R Prospectus

each dated February 27, 2009

ING Investors Trust

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

(each a “LifeStyle Portfolio” and collectively “ LifeStyle Portfolios”)

Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,
Service Class (“Class S”) Prospectus and Service 2 Class Prospectus

each dated May 1, 2009

ING American Funds World Allocation Portfolio

dated May 1, 2009

ING American Funds Asset Allocation Portfolio

ING American Funds Bond Portfolio

ING American Fund Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

(collectively, “American Funds”)

dated May 1, 2009

ING Franklin Templeton Founding Strategy Portfolio

ADV Class Prospectus, Class I Prospectus and Class S Prospectus

each dated May 1, 2009

ING Oppenheimer Active Allocation Portfolio

Class S Prospectus

dated May 1, 2009

ING Partners, Inc.

ING Index Solution Income Portfolio

ING Index Solution 2015 Portfolio

ING Index Solution 2025 Portfolio

ING Index Solution 2035 Portfolio

ING Index Solution 2045 Portfolio

(collectively, “Index Solution Portfolios”)

each dated May 1, 2009

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

(collectively, “Solution Portfolios”)

Adviser Class (“ADV Class”) and Service Class (“S Class”) Prospectus, Initial Class (“I
Class”) Prospectus, Service 2 Class (“Class S2”) Prospectus and Class T Prospectus

each dated May 1, 2009

LifeStyle Portfolios, Solution Portfolios, Index Solution Portfolios, ING Diversified International Fund and ING American Funds World Allocation Portfolio

Effective August 12, 2009, Heather Hackett will replace Michael J. Roland on the Asset Allocation Committee for all Portfolios.  All Prospectuses are amended to reflect the following:

1.               All references to Michael J. Roland are hereby deleted and replaced with Heather Hackett.

2.               The last three sentences in the first paragraph of the section entitled “Asset Allocation Committee” or “Investment Committee” in the LifeStyle Portfolios and Solution Portfolios, respectively are deleted in their entirety and replaced with the following:

Mr. Evans has been on the Asset Allocation Committee (Investment Committee) since inception of the Portfolios, Mr. Zemsky has been on the Asset Allocation Committee (Investment Committee) since December 2007, and Ms. Hackett has been on the Asset Allocation Committee (Investment Committee) since August 2009.

The last sentence in the first paragraph in the section entitled “Asset Allocation Committee” or “Investment Committee” of the Index Solution Portfolios and American Funds World Allocation Portfolio, respectively is deleted in its entirety and replaced with the following.

Messrs. Evans and Zemsky have been on the Asset Allocation Committee (Investment Committee) since inception of the Portfolios.  Ms. Hackett has been on the Asset Allocation Committee (Investment Committee) since August 2009.

The last three sentences in the second paragraph in the section entitled “Asset Allocation Committee” in the ING Diversified International Fund Prospectuses are hereby deleted in their entirety and replaced with the following:

Mr. Evans has been on the Asset Allocation Committee since inception of the Portfolio, Mr. Zemsky has been on the Asset Allocation Committee since December 2007, and Ms. Hackett has been on the Asset Allocation Committee since August 2009.

3.   The information regarding Mr. Roland in the section entitled “Asset Allocation Committee” or “Investment Committee” is herby deleted in its entirety and replaced with the following:

Ms. Hackett is a Portfolio Manager within ING IM’s Multi-Asset Strategies & Solutions group, primarily responsible for outcome oriented asset allocation products and customized portfolios for institutional clients.  She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Prior to joining ING IM, Ms. Hackett was an analyst in the Consulting Group of Smith Barney and a registered associate with Schroder & Co.

All Portfolios (except LifeStyle Portfolios)

Effective immediately, the “Principal Investment Strategies” section of each Portfolio is hereby amended to add the following paragraph:

The Portfolio may also invest in derivatives, including futures and swaps, other investment companies including exchange traded funds (“ETFs”), and other securities to make tactical asset allocations, minimize risk and assist in managing cash. The Portfolio may hold cash and cash equivalents.

American Funds World Allocation Portfolio, American Funds Portfolios and Solution Portfolios

The section entitled “Principal Risks” is amended to add Derivatives risk.

LifeStyle Portfolios

1.                                       Effective immediately, Liquidity Risk is being added in the section entitled “Principal Risks” for each Portfolio.

2.                                       Effective May 4, 2009, the section entitled “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds — ING U.S. Bond Index Portfolio — Sub-Adviser” is hereby amended to change the name of the sub-adviser from Lehman Brothers Asset Management LLC to Neuberger Berman Fixed Income LLC.

3.                                       Effective immediately, the following risks are being added in the section entitled “More Information on Risks”:

Absence of Regulation Risk. In general, there is less governmental regulation and supervision of transactions in the over-the-counter markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

Concentration Risk. When an Underlying Fund invests primarily in securities of companies in a particular market industry, the Underlying Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.

Large Position Risk. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Underlying Fund’s net asset value. An Underlying Fund’s returns may be more volatile than those of a less concentrated portfolio.

Short Sales Risk. An Underlying Fund may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security’s price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale “against the box.” A short sale “against the box” may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

Utilities Risk.  The Underlying Fund’s performance will be closely tied to the performance of utilities companies.  Utilities companies can react similarly to market, economic, political or regulatory conditions and developments. As a result, the portfolio’s performance could be more volatile than the performance of more broadly-diversified funds.

4.                                       On June 25, 2009, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING LifeStyle Conservative Portfolio (“Disappearing

Portfolio”) into ING Retirement Conservative Portfolio (“Surviving Portfolio”), ING LifeStyle Moderate Portfolio (“Disappearing Portfolio”) into ING Retirement Moderate Portfolio (“Surviving Portfolio”), ING LifeStyle Moderate Growth Portfolio (“Disappearing Portfolio”) into ING Retirement Moderate Growth Portfolio (“Surviving Portfolio”), ING LifeStyle Growth Portfolio (“Disappearing Portfolio”) into ING Retirement Growth Portfolio (“Surviving Portfolio”), and ING LifeStyle Aggressive Growth Portfolio into ING Retirement Growth Portfolio, (“Reorganization”):

Disappearing Portfolios	Surviving Portfolios
ING LifeStyle Conservative Portfolio	ING Retirement Conservative Portfolio
ING LifeStyle Moderate Portfolio	ING Retirement Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio
ING LifeStyle Growth Portfolio	ING Retirement Growth Portfolio
ING LifeStyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio.  If shareholder approval is obtained at the Special Meeting of Shareholders that is scheduled to take place during the third quarter 2009, it is expected that the Reorganization shall close during the third quarter 2009. Shareholders of the Disappearing Portfolio will be notified if the Reorganization is not approved.

5.        Effective immediately, Footnote 3 under the table in the section entitled “Portfolio Fees and Expenses — Class I Shares” of the Class I Prospectus is amended to include the following sentence following the first sentence:

The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Waivers, Reimbursements and Recoupments.

6.        Effective immediately, the section entitled “Description of the Portfolios — ING LifeStyle Moderate Portfolio — Performance” in the Service 2 Class Prospectus is hereby amended to include the following paragraph:

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

7.                                       Effective immediately, Inflation-Index Bonds Risk is being added to the list of risks for ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio in the section entitled “Principal Risks.”

8.                                       Effective immediately, the fourth paragraph in the section entitled “Principal Investment Strategies” for ING Conservative Portfolio is hereby deleted in its entirety.

9.                                       Effective immediately, the following paragraph is added to the section entitled “Principal Investment Strategies” for all Portfolios:

The Portfolio may allocate its assets to passively-managed Underlying Funds, such as index Funds, and such investment may represent approximately 50% of the Portfolio’s net assets.

ING American Funds World Allocation Portfolio

Effective immediately, the following risk is being added in the section entitled “More Information on Risks” beginning on page 14 of the Prospectus:

Diversification Risk. The Portfolio may invest in Underlying Funds that are considered “non-diversified.”  An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the 1940 Act. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund’s share price to fluctuate more than that of a diversified company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated June 30, 2009

ING Mutual Funds

ING Diversified International Fund

Class A, Class B, Class C, Class I, Class O, Class R and Class W shares Statement of
Additional Information (“SAI”)

dated February 27, 2009

ING Investors Trust

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

(each a “LifeStyle Portfolio” and collectively “ LifeStyle Portfolios”)

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares SAI

dated May 1, 2009

ING American Funds World Allocation Portfolio SAI

dated May 1, 2009

ING Partners, Inc.

ING Index Solution Income Portfolio

ING Index Solution 2015 Portfolio

ING Index Solution 2025 Portfolio

ING Index Solution 2035 Portfolio

ING Index Solution 2045 Portfolio

(collectively, “Index Solution Portfolios”)

Adviser Class, Initial Class, Service Class, Class T and Service 2 Class SAI

dated May 1, 2009

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

(collectively, “Solution Portfolios”)

Adviser Class, Initial Class, Service Class, Service 2 Class and Class T SAI

dated May 1, 2009

All Portfolios

Effective August 12, 2009, Heather Hackett will replace Michael J. Roland on the Asset Allocation Committee for all Portfolios.  All SAIs are amended to reflect the following:

1.                   All references to Michael J. Roland are hereby deleted and replaced with Heather Hackett.

2.                   The information regarding Mr. Roland in the section entitled “Asset Allocation Committee” or “Investment Committee” is herby deleted in its entirety and replaced with the following:

Ms. Hackett is a Portfolio Manager within ING IM’s Multi-Asset Strategies & Solutions group, primarily responsible for outcome oriented asset allocation products and customized portfolios for institutional clients.  She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams.  Prior to joining ING IM, Ms. Hackett was an analyst in the Consulting Group of Smith Barney and a registered associate with Schroder & Co.

3.                   The tables in the section entitled “Other Accounts Managed” of each SAI are hereby amended to add the following:

	Registered Investment		Other Pooled Investment
	Companies (2)		Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Heather Hackett (3)	6	$427,392,872	0	$0	0	$0

(2) None of these accounts have an advisory fee based on the performance of the account.

(3) As of March 31, 2009.

4.                   The tables in the sections entitled “Asset Allocation Committee Members Ownership of Securities” or “Asset Allocation Members’ Ownership of Securities” or  “Investment Committee Member Ownership of Securities” are hereby amended to add the following:

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned

Heather Hackett	$10,001- $50,000*

* As of March 31, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE